Taxes on Income (Details) - Schedule of weighted combination of applicable rates	12 Months Ended
Dec. 31, 2022
Percent of Foreign Ownership One [Member]
Taxes on Income (Details) - Schedule of weighted combination of applicable rates [Line Items]
Rate of Reduced Tax	25%
Percent of Foreign Ownership Two [Member]
Taxes on Income (Details) - Schedule of weighted combination of applicable rates [Line Items]
Rate of Reduced Tax	25%
Percent of Foreign Ownership Three [Member]
Taxes on Income (Details) - Schedule of weighted combination of applicable rates [Line Items]
Rate of Reduced Tax	20%
Percent of Foreign Ownership Four [Member]
Taxes on Income (Details) - Schedule of weighted combination of applicable rates [Line Items]
Rate of Reduced Tax	15%
Percent of Foreign Ownership Five [Member]
Taxes on Income (Details) - Schedule of weighted combination of applicable rates [Line Items]
Rate of Reduced Tax	10%
Bottom of range [member] | Percent of Foreign Ownership One [Member]
Taxes on Income (Details) - Schedule of weighted combination of applicable rates [Line Items]
Tax Exemption Period	2.00%
Reduced Tax Period	5.00%
Percent of Foreign Ownership	0.00%
Bottom of range [member] | Percent of Foreign Ownership Two [Member]
Taxes on Income (Details) - Schedule of weighted combination of applicable rates [Line Items]
Tax Exemption Period	2.00%
Reduced Tax Period	8.00%
Percent of Foreign Ownership	25.00%
Bottom of range [member] | Percent of Foreign Ownership Three [Member]
Taxes on Income (Details) - Schedule of weighted combination of applicable rates [Line Items]
Tax Exemption Period	2.00%
Reduced Tax Period	8.00%
Percent of Foreign Ownership	49.00%
Bottom of range [member] | Percent of Foreign Ownership Four [Member]
Taxes on Income (Details) - Schedule of weighted combination of applicable rates [Line Items]
Tax Exemption Period	2.00%
Reduced Tax Period	8.00%
Percent of Foreign Ownership	74.00%
Bottom of range [member] | Percent of Foreign Ownership Five [Member]
Taxes on Income (Details) - Schedule of weighted combination of applicable rates [Line Items]
Tax Exemption Period	2.00%
Reduced Tax Period	8.00%
Percent of Foreign Ownership	90.00%
Top of range [member] | Percent of Foreign Ownership One [Member]
Taxes on Income (Details) - Schedule of weighted combination of applicable rates [Line Items]
Tax Exemption Period	10.00%
Reduced Tax Period	0.00%
Percent of Foreign Ownership	25.00%
Top of range [member] | Percent of Foreign Ownership Two [Member]
Taxes on Income (Details) - Schedule of weighted combination of applicable rates [Line Items]
Tax Exemption Period	10.00%
Reduced Tax Period	0.00%
Percent of Foreign Ownership	49.00%
Top of range [member] | Percent of Foreign Ownership Three [Member]
Taxes on Income (Details) - Schedule of weighted combination of applicable rates [Line Items]
Tax Exemption Period	10.00%
Reduced Tax Period	0.00%
Percent of Foreign Ownership	74.00%
Top of range [member] | Percent of Foreign Ownership Four [Member]
Taxes on Income (Details) - Schedule of weighted combination of applicable rates [Line Items]
Tax Exemption Period	10.00%
Reduced Tax Period	0.00%
Percent of Foreign Ownership	90.00%
Top of range [member] | Percent of Foreign Ownership Five [Member]
Taxes on Income (Details) - Schedule of weighted combination of applicable rates [Line Items]
Tax Exemption Period	10.00%
Reduced Tax Period	0.00%
Percent of Foreign Ownership	100.00%